Employee benefit plans - Amounts Recognized in AOCI, Benefit Expense (Income), and OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Changes Recognized in Other Comprehensive Income (Loss)
Amortization of prior service (credit) cost	$ 19	$ 0	$ 0
Pension plans
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes	(67,118)	(65,506)	(62,521)
Net prior service credit (cost)	(190)	(202)	0
Deferred income taxes assets (liabilities)	996	816	1,180
Net amount recognized in accumulated other comprehensive loss	(66,312)	(64,892)	(61,341)
Expense component
Service cost	0	0	0
Interest cost	5,034	4,971	5,361
Expected return on plan assets	(7,563)	(8,720)	(8,199)
Amortization of net actuarial (gains) losses	2,197	2,106	2,238
Amortization of prior service (credit) loss	20	0	0
(Gain) loss on settlement	572	1,757	1,232
Defined benefit (income) expense	260	114	632
Defined contribution expense	8,340	7,442	6,521
Total benefit (income) expense	8,600	7,556	7,153
Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	(3,472)	(5,987)	1,472
Prior service credit (cost) arising during the year	0	212	0
Amortization of net actuarial (gains) losses	2,407	2,106	2,247
Amortization of prior service (credit) cost	19	0	0
Change in deferred taxes	149	(298)	(595)
Foreign exchange adjustment	(523)	840	(1,233)
Total changes recognized in other comprehensive income (loss)	(1,420)	(3,551)	1,891
Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes	(2,660)	(12,946)	(27,150)
Net prior service credit (cost)	(8,390)	(6,397)	(6,436)
Deferred income taxes assets (liabilities)	0	0	0
Net amount recognized in accumulated other comprehensive loss	(11,050)	(19,343)	(33,586)
Expense component
Service cost	58	63	64
Interest cost	4,741	4,305	4,703
Expected return on plan assets	0	0	0
Amortization of net actuarial (gains) losses	272	2,615	3,514
Amortization of prior service (credit) loss	376	39	(759)
(Gain) loss on settlement	0	0	0
Defined benefit (income) expense	5,447	7,022	7,522
Defined contribution expense	0	0	0
Total benefit (income) expense	5,447	7,022	7,522
Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	10,014	11,589	1,296
Prior service credit (cost) arising during the year	2,369	0	0
Amortization of net actuarial (gains) losses	272	2,615	3,514
Amortization of prior service (credit) cost	376	39	(759)
Change in deferred taxes	0	0	0
Foreign exchange adjustment	0	0	0
Total changes recognized in other comprehensive income (loss)	$ 8,293	$ 14,243	$ 4,051